Financial risk management - Foreign currency sensitivity analysis (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / $	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 USD ($) $ / $	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 USD ($) $ / $	Dec. 31, 2023 MXN ($)	Apr. 24, 2026 $ / $	Dec. 31, 2025 MXN ($) $ / $	Dec. 31, 2024 MXN ($) $ / $	Dec. 31, 2023 MXN ($) $ / $
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies	$ (1,083,863)							$ (19,510,839)	$ (16,688,823)	$ (15,399,093)
Assets per segment	1,718,634							$ 30,937,471	$ 27,233,060	$ 25,237,595
Transactions in U.S. dollars
Revenues	$ 886,853	$ 15,964,414		$ 15,072,956		$ 14,457,080
Currency risk
Financial risk management
Unfavorable change in exchange rate of peso against U.S. dollar (as a percent)	10.00%		10.00%		10.00%			10.00%	10.00%	10.00%
Liability positions net in foreign currencies	$ 12,966		$ 18,193		$ 16,033
Estimated exchange rate (gain) loss from unfavorable change in exchange rate								$ (23,340)	$ (37,817)	$ (27,076)
Transactions in U.S. dollars
Revenues	19,681		14,733		9,745
Technical assistance	5,300		4,807		4,010
Insurance	1,789		6,873		118
Purchase of machinery and maintenance	24,198		25,707		22,717
Software	2,823		3,545		2,181
Professional services, fees and subscriptions	1,081		2,137		4,353
Other	2,361		11,747		61,636
Currency risk | U.S. Dollar
Carrying values of monetary assets and liabilities denominated in foreign currencies
Liabilities denominated in foreign currencies	(8,141)		(5,186)		(3,832)
Assets per segment	$ 21,107		$ 23,379		$ 19,835
Interbank exchange rate
Exchange rate | $ / $	18.0012		20.7862		16.919		17.39	18.0012	20.7862	16.919